Schedule III - Real Estate and Accumulated Depreciation Schedule III - Real Estate and Accumulated Depreciation - Rollforward of Accumulated Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018
Real estate facilities
Balance at beginning of year	$ 1,133,055	$ 516,965	$ 0
Acquisitions	45,016	615,972	516,965
Improvements	576	38	0
Construction-in-progress	219	80	0
Balance at end of year	1,178,866	1,133,055	516,965
Accumulated depreciation
Balance at beginning of year	39,955	12,061	0
Depreciation and amortization expense	43,950	27,894	12,061
Balance at end of year	83,905	39,955	12,061
Total real estate, net	1,094,961	1,093,100	504,904	$ 1,064,769
Griffin Capital Essential Asset REIT, Inc. [Member]
Real estate facilities
Balance at beginning of year	3,024,389	2,968,982	1,823,895
Acquisitions	133,747	42,438	1,087,153
Improvements	12,479	16,792	7,382
Construction-in-progress	1,752	575	45,067
Other adjustments	(2,785)	(4,398)	0
Real estate assets held and used	0	0	70,907
Write down of tenant origination and absorption costs	(2,352)	0	0
Sale of real estate assets	(297,902)	0	(65,422)
Balance at end of year	2,869,328	3,024,389	2,968,982
Accumulated depreciation
Balance at beginning of year	338,552	208,933	102,883
Depreciation and amortization expense	116,583	130,849	112,748
Depreciation expense (held and used adjustment)	0	0	4,621
Less: Non-real estate assets depreciation expense	(1,554)	(1,230)	(328)
Less: Sale of real estate assets depreciation expense	(26,829)	0	(10,991)
Balance at end of year	426,752	338,552	208,933
Total real estate, net	$ 2,439,795	$ 2,685,837	$ 2,760,049	$ 2,564,832